Discontinued Operations - Components of (Loss) Income from Discontinued Operations (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
Income from discontinued operations, income taxes	$ 2.4	$ 1.1
Gain on sale, related income taxes	$ 1.5